Fair Value Measurements (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of financial instruments recognized at fair value and fair value measurement used
Cash	$ 577	$ 385
Short-term investments	527	699
Net derivative contracts	83	46
Long-term debt converted to floating interest rates by interest rate swaps	87	66
Quoted prices in active markets for identical assets (Level 1) [Member]
Summary of financial instruments recognized at fair value and fair value measurement used
Cash	577	385
Short-term investments	527	699
Net derivative contracts	0	0
Long-term debt converted to floating interest rates by interest rate swaps	0	0
Other observable inputs (Level 2) [Member]
Summary of financial instruments recognized at fair value and fair value measurement used
Cash	0	0
Short-term investments	0	0
Net derivative contracts	83	46
Long-term debt converted to floating interest rates by interest rate swaps	87	66
Unobservable inputs (Level 3) [Member]
Summary of financial instruments recognized at fair value and fair value measurement used
Cash	0	0
Short-term investments	0	0
Net derivative contracts	0	0
Long-term debt converted to floating interest rates by interest rate swaps	$ 0	$ 0